Long-Term Debt, net - Bank Agreement (Details) - USD ($) $ in Thousands						1 Months Ended			7 Months Ended	12 Months Ended
	Jan. 07, 2015	Dec. 23, 2014	Feb. 09, 2012	Mar. 05, 2011	Mar. 04, 2011	Jan. 31, 2011	Dec. 31, 2010	Aug. 31, 2010	Mar. 04, 2011	Dec. 31, 2017
Bank agreement
Long-Term Debt, net
New debt financing subject to bank agreement					$ 425,000				$ 425,000
Bank agreement | LIBOR
Long-Term Debt, net
Interest rate added to variable rate basis (as a percent)					1.85%
The Export-Import Bank of Korea & ABN Amro
Long-Term Debt, net
Increase in interest rate margin (as a percent)			0.50%
Previously Existing Credit Facilities | Bank agreement
Long-Term Debt, net
Amendment fee as a percentage of outstanding commitments					0.50%
Amendment fee					$ 12,500
Percentage of amendment fee paid and deferred						40.00%		20.00%
Remaining percentage of amendment fee, which is due for payment on December 31, 2014						40.00%
Amendment fee paid	$ 700	$ 4,300
Sinosure CEXIM-Citibank-ABN Amro Credit Facility | LIBOR
Long-Term Debt, net
Interest rate added to variable rate basis (as a percent)										2.85%
Sinosure CEXIM-Citibank-ABN Amro Credit Facility | Bank agreement
Long-Term Debt, net
Amendment fee					$ 4,380
Commitment fee on undrawn committed debt designated for specific newbuildings (as a percent)				0.75%					0.25%
Amendment fee paid						$ 3,160	$ 1,220